ACCOUNTING POLICIES (Tables)	12 Months Ended
Jun. 30, 2015
Allowance for Doubtful Accounts

Activity in the allowance for doubtful accounts was as follows:

(In millions)

Year Ended June 30,	2015	2014	2013

Balance, beginning of period	$301	$336	$389
Charged to costs and other	77	16	4
Write-offs	(43)	(51)	(57)

Balance, end of period	$335	$301	$336